Offerings	Jun. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0000001
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.76
Maximum Aggregate Offering Price	$ 2,280,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 314.87
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0000001 each (“Class A Ordinary Shares”), as may be issued or issuable because of share splits, share dividends and similar transactions.

Consists of an aggregate of 3,000,000 Class A Ordinary Shares issued pursuant to that certain Securities Purchase Agreement, dated as of May 11, 2026 (the “Purchase Agreement”), by and between the Registrant and the other parties signatory thereto.

Registration fee calculated pursuant to Rule 457(c) under the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Class A Ordinary Shares reported by The New York Stock Exchange (“NYSE”) on June 4, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0000001 underlying Pre-Funded Warrants
Amount Registered | shares	6,990,000
Proposed Maximum Offering Price per Unit	0.76
Maximum Aggregate Offering Price	$ 5,312,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 733.64
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares, as may be issued or issuable because of share splits, share dividends and similar transactions.

Consists of an aggregate of 6,990,000 Class A Ordinary Shares issuable upon exercise of certain Pre-Funded Warrants, issued pursuant to the Purchase Agreement, with an initial exercise price of $0.0001 per share.

Registration fee calculated pursuant to Rule 457(g) under the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based upon the average of the high and low prices of the Class A Ordinary Shares reported by NYSE on June 4, 2026